Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,664,112	$ 1,663,593	$ 1,641,563
Intangible assets, Accumulated Amortization	(301,491)	(242,389)	(116,476)
Intangible assets, Net	1,362,621	1,421,204	1,525,087
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	319,600	319,600	319,600
Intangible assets, Accumulated Amortization	(77,237)	(61,257)	(29,297)
Intangible assets, Net	242.363	258,343	290,303
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	990,000	990,000	990,000
Intangible assets, Accumulated Amortization	(119,625)	(94,875)	(45,375)
Intangible assets, Net	870,375	895,125	944,625
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	301,000	301,000
Intangible assets, Accumulated Amortization	(72,742)	(57,692)
Intangible assets, Net	228,258	243,308
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	27,000	27,000	27,000
Intangible assets, Accumulated Amortization	(27,000)	(25,882)	(12,378)
Intangible assets, Net	0	1,118	14,622
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	26,512	25,993	3,963
Intangible assets, Accumulated Amortization	(4,887)	(2,683)	(1,834)
Intangible assets, Net	$ 21,625	$ 23,310	$ 2,129